Lease Liabilities	12 Months Ended
Jul. 31, 2021
Disclosure of quantitative information about leases for lessee [abstract]
Lease Liabilities
20. Lease Liabilities

The following is a continuity schedule of lease liabilities for the years ended July 31, 2021 and 2020:

$
Balance at July 31, 2019	-
Adjustment on adoption of IFRS 16	21,360
Balance at August 1, 2019	21,360
Lease additions	9,030
Lease payments	(4,341)
Interest expense on lease liabilities	3,067
Balance at July 31, 2020	29,116
Assumed on business combination (Note 15)	17,059
Lease disposals	(789)
Lease payments	(4,835)
Interest expense on lease liabilities	3,334
Balance at July 31, 2021	43,885
Current	1,730
Non-current	42,155

The Company's leases consist of administrative real estate leases and a production real estate property. Effective August 1, 2020, the Company exited two real estate leases and the related lease liability was reduced, resulting in a gain of $181 recognized in Other income and losses on the consolidated statements of loss. During the year ended July 31, 2021 the associated right of use assets were impaired for a loss of 17,820 (Note 13). The Company expensed variable lease payments of $3,885 for the year ended July 31, 2021 (July 31, 2020 - $3,769).

The following table is the Company's lease obligations over the next five fiscal years and thereafter as at July 31, 2021:

Fiscal year	2022	2023 - 2024	2025 - 2026	Thereafter	Total
	$	$	$	$	$
Lease obligations	6,155	11,858	10,835	49,522	78,370